Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Schedule of Accounts Receivable

The accounts receivable as at June 30, 2025, is summarized as follows:

	June 30, 2025	December 31, 2024
Accounts receivable	$2,719,331	$5,401,944
Provision for doubtful accounts	(223,196)	(220,733)
Net accounts receivable	$2,496,135	$5,181,211